Total revenue and Income (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue And Income [Abstract]
Gross revenue from transaction activities and other services		R$ 1,391,381	R$ 543,818	R$ 305,298
Gross revenue from sales		655,153	371,517	238,947
Gross financial income	[1]	858,410	411,413	243,566
Other financial income		8,576	5,337	10,744
Total gross revenue and income		2,913,520	1,332,085	798,556
Deductions from gross revenue from transactions activities and other services	[2]	(167,120)	(63,793)	(37,101)
Deductions from gross revenue from sales	[3]	(183,229)	(110,923)	(62,430)
Deductions from gross financial income	[4]	(39,786)	(18,984)	(24,104)
Total deductions from gross revenue and income		(390,135)	(193,700)	(123,635)
Total revenue and income		R$ 2,523,385	R$ 1,138,385	R$ 674,920

[1]	Includes (a) interest from early payment related to the discount of notes payable to third parties paid in advance and (b) interest on note receivables due in installments.
[2]	Deductions consist of services taxes.
[3]	The deductions are composed of sales taxes and returns.
[4]	Deductions consist of taxes on financial income.